Taxation on Ordinary Activities - Summary of Tax on Items Recognised Directly in Other Comprehensive Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current And Deferred Tax Relating To Items Charged Or Credited Directly To Equity [Abstract]
Current tax	£ (7)	£ (8)	£ (4)
Deferred tax	138	(7)	(133)
(Charged)/credited to other comprehensive income	£ 131	£ (15)	£ (137)